Vanguard® Total Inflation-Protected Securities ETF
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (98.2%)
U.S. Government Securities (98.2%)
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/2027	4,141	4,074
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/2027	4,726	4,704
	United States Treasury Inflation Indexed Bonds	0.500%	1/15/2028	4,257	4,149
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/2028	1,750	1,738
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/2028	4,657	4,584
	United States Treasury Inflation Indexed Bonds	3.625%	4/15/2028	1,803	1,849
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/2028	3,691	3,610
	United States Treasury Inflation Indexed Bonds	2.375%	10/15/2028	4,795	4,848
	United States Treasury Inflation Indexed Bonds	0.875%	1/15/2029	3,199	3,113
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/2029	1,631	1,652
	United States Treasury Inflation Indexed Bonds	2.125%	4/15/2029	4,859	4,875
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/2029	2,066	2,170
	United States Treasury Inflation Indexed Bonds	0.250%	7/15/2029	3,772	3,599
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/2029	5,088	5,056
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/2030	4,260	4,002
	United States Treasury Inflation Indexed Bonds	1.625%	4/15/2030	5,230	5,169
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/2030	4,608	4,307
	United States Treasury Inflation Indexed Bonds	1.125%	10/15/2030	5,407	5,252
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/2031	4,838	4,470
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/2031	5,372	5,207
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/2031	4,885	4,488
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/2032	5,347	4,843
	United States Treasury Inflation Indexed Bonds	3.375%	4/15/2032	760	818
	United States Treasury Inflation Indexed Bonds	0.625%	7/15/2032	5,537	5,135
	United States Treasury Inflation Indexed Bonds	1.125%	1/15/2033	5,483	5,191
	United States Treasury Inflation Indexed Bonds	1.375%	7/15/2033	5,369	5,156
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/2034	5,691	5,568
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/2034	5,909	5,830
	United States Treasury Inflation Indexed Bonds	2.125%	1/15/2035	6,199	6,194
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/2035	6,420	6,286
	United States Treasury Inflation Indexed Bonds	1.875%	1/15/2036	6,360	6,186
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/2040	961	929
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/2041	1,434	1,373
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/2042	2,248	1,720
	United States Treasury Inflation Indexed Bonds	0.625%	2/15/2043	1,819	1,330
	United States Treasury Inflation Indexed Bonds	1.375%	2/15/2044	2,494	2,040
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/2045	2,743	1,952
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/2046	1,404	1,032
	United States Treasury Inflation Indexed Bonds	0.875%	2/15/2047	1,728	1,218
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/2048	1,251	892
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/2049	1,138	801
	United States Treasury Inflation Indexed Bonds	0.250%	2/15/2050	1,773	1,000
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/2051	1,742	923
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/2052	2,092	1,086
	United States Treasury Inflation Indexed Bonds	1.500%	2/15/2053	1,897	1,444
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/2054	1,929	1,689
	United States Treasury Inflation Indexed Bonds	2.375%	2/15/2055	1,886	1,740
	United States Treasury Inflation Indexed Bonds	2.375%	2/15/2056	974	900
Total U.S. Government and Agency Obligations (Cost $159,550)					156,192
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund (Cost $73)	3.682%		724	72
Total Investments (98.3%) (Cost $159,623)					156,264
Other Assets and Liabilities—Net (1.7%)					2,762
Net Assets (100%)					159,026

Cost is in $000.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	156,192	—	156,192
Temporary Cash Investments	72	—	—	72
Total	72	156,192	—	156,264